Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of detail of revenues

	2021	2020	2019
Passenger transportation (*)	7,119,086	5,958,848	13,461,470
Cargo transportation	361,648	316,318	411,054
Mileage program	267,344	341,197	446,871
Other revenue	36,866	47,053	113,253
	7,784,944	6,663,416	14,432,648

Related tax	(351,560)	(291,599)	(567,944)
Net revenue	7,433,384	6,371,817	13,864,704

(*)	Of the total amount, R$210,018 for the fiscal year ended on December 31, 2021 made up of the revenue from no-show, rescheduling, ticket cancellation (R$252,730 and R$583,242 for the years ended December 31, 2020 and 2019, respectively).